Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Amortized cost	$ 203,810	$ 157,208
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	200,479	154,100
Non-investment grade	967	875
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	201,580	155,118
Items not subject to impairment	1,360	1,242
Carrying amount of securities measured at FVOCI	202,940	156,360
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,386	99,224
Non-investment grade	1,048	1,048
Amount before allowance for credit losses	100,434	100,272
Allowance for credit losses	14	14
Amortized cost	100,420	100,258
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	200,470	154,100
Non-investment grade	967	875
Carrying amount of securities measured at FVOCI subject to impairment	201,437	154,975
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,386	99,224
Non-investment grade	882	856
Amount before allowance for credit losses	100,268	100,080
Allowance for credit losses	6	6
Amortized cost	100,262	100,074
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	9
Carrying amount of securities measured at FVOCI subject to impairment	9
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	166	192
Amount before allowance for credit losses	166	192
Allowance for credit losses	8	8
Amortized cost	158	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	$ 134	$ 143